GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012
Goodwill [Line Items]
Goodwill written off from sale of business unit	$ 33.6
Total indefinite-lived trade names		1,614.2	1,608.0
Amortization of intangible assets, discontinued operations		0.9	18.5
Future amortization expense in 2013		194.1
Future amortization expense in 2014		172.5
Future amortization expense in 2015		155.6
Future amortization expense in 2016		146.4
Future amortization expense in 2017		135.5
Future amortization expense thereafter		$ 649.3